RELATED PARTIES - Additional Information (Details) - Brazilian development bank	12 Months Ended
Dec. 31, 2025 shares
Disclosure of transactions between related parties [line items]
Percentage of shares owned by stakeholders	5.37%
Eve Holding, Inc. ("Eve Holding")
Disclosure of transactions between related parties [line items]
Equity interest	4.44%
Acquiring shares came to hold (in shares)	15,463,917